Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Viomi Technology Co., Ltd
Entity Central Index Key	0001742770
Current Fiscal Year End Date	--12-31
Trading Symbol	VIOT
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	90,200,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	117,600,000